Vanguard® Industrials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Aerospace & Defense (21.6%)
	General Electric Co.	1,109,967	272,952
	RTX Corp.	1,389,403	189,626
*	Boeing Co.	658,025	136,422
	Lockheed Martin Corp.	219,711	105,984
	TransDigm Group Inc.	58,366	85,706
	Northrop Grumman Corp.	142,511	69,085
	Howmet Aerospace Inc.	400,422	68,028
	General Dynamics Corp.	237,401	66,114
*	Axon Enterprise Inc.	75,755	56,844
	L3Harris Technologies Inc.	195,362	47,735
	HEICO Corp. Class A	78,265	18,458
	Curtiss-Wright Corp.	39,220	17,261
	Textron Inc.	188,960	13,989
	HEICO Corp.	46,084	13,809
	Woodward Inc.	61,747	13,358
	BWX Technologies Inc.	95,081	11,942
*	ATI Inc.	146,792	11,690
*	Rocket Lab Corp.	401,215	10,749
	Huntington Ingalls Industries Inc.	40,834	9,108
*	Kratos Defense & Security Solutions Inc.	159,539	5,885
	Moog Inc. Class A	29,494	5,466
*	AeroVironment Inc.	29,374	5,229
*	Spirit AeroSystems Holdings Inc. Class A	122,080	4,563
	Hexcel Corp.	83,651	4,424
*	Archer Aviation Inc. Class A	423,451	4,273
*	Standard Aero Inc.	120,043	3,521
	Leonardo DRS Inc.	83,084	3,514
*	Loar Holdings Inc.	34,084	2,967
*	Mercury Systems Inc.	52,821	2,601
*	AAR Corp.	37,670	2,313
*	Triumph Group Inc.	76,227	1,966
*	Intuitive Machines Inc.	108,407	1,237
*	Ducommun Inc.	14,690	1,034
	Cadre Holdings Inc.	29,638	971
*	Astronics Corp.	27,125	847
*	V2X Inc.	18,076	818
*	Redwire Corp.	36,109	517
	National Presto Industries Inc.	5,940	509
*	AerSale Corp.	38,712	228
*,1	Virgin Galactic Holdings Inc.	42,576	137
			1,271,880
Air Freight & Logistics (2.8%)
	United Parcel Service Inc. Class B (XNYS)	763,343	74,456
	FedEx Corp.	236,884	51,664
	Expeditors International of Washington Inc.	143,376	16,163
	CH Robinson Worldwide Inc.	123,038	11,808
*	GXO Logistics Inc.	124,645	5,128
	Hub Group Inc. Class A	63,163	2,129
*	Forward Air Corp.	21,611	363
			161,711
Building Products (7.0%)
	Trane Technologies plc	233,420	100,434
	Johnson Controls International plc	686,999	69,641
	Carrier Global Corp.	809,253	57,619
	Lennox International Inc.	33,226	18,754
	Carlisle Cos. Inc.	45,952	17,470
	Masco Corp.	220,306	13,751
	Allegion plc	89,827	12,818
*	Builders FirstSource Inc.	118,393	12,749

		Shares	Market Value ($000)
	Owens Corning	88,988	11,920
	Advanced Drainage Systems Inc.	76,717	8,436
	A O Smith Corp.	122,502	7,878
*	AZEK Co. Inc.	149,869	7,420
	Armstrong World Industries Inc.	45,234	7,040
	AAON Inc.	71,870	6,920
	Simpson Manufacturing Co. Inc.	43,679	6,801
	Fortune Brands Innovations Inc.	126,188	6,360
*	Trex Co. Inc.	111,447	6,226
	UFP Industries Inc.	63,183	6,164
	Zurn Elkay Water Solutions Corp.	158,116	5,722
	CSW Industrials Inc.	17,493	5,349
*	Resideo Technologies Inc.	153,899	3,186
*	Hayward Holdings Inc.	213,840	2,983
	Griffon Corp.	39,472	2,714
	AZZ Inc.	29,416	2,668
*	Gibraltar Industries Inc.	30,915	1,811
*	Masterbrand Inc.	132,498	1,351
*	Janus International Group Inc.	146,953	1,201
	Apogee Enterprises Inc.	22,685	877
*	American Woodmark Corp.	15,260	860
	Quanex Building Products Corp.	44,131	738
	Insteel Industries Inc.	20,520	719
*	JELD-WEN Holding Inc.	87,344	319
			408,899
Commercial Services & Supplies (8.0%)
	Waste Management Inc.	418,702	100,895
	Cintas Corp.	378,195	85,661
	Republic Services Inc.	227,631	58,567
	Waste Connections Inc. (XTSE)	268,890	52,996
*	Copart Inc.	955,131	49,170
	Veralto Corp.	258,141	26,080
	Rollins Inc.	302,917	17,342
*	Clean Harbors Inc.	53,224	12,071
	Tetra Tech Inc.	265,034	9,260
*	Casella Waste Systems Inc. Class A	64,869	7,603
	MSA Safety Inc.	38,829	6,328
*	GEO Group Inc.	148,651	4,034
	Brink's Co.	44,970	3,690
	ABM Industries Inc.	64,674	3,405
	Brady Corp. Class A	46,043	3,212
	UniFirst Corp.	15,646	2,950
*	ACV Auctions Inc. Class A	168,612	2,762
	VSE Corp.	20,439	2,659
*	OPENLANE Inc.	111,281	2,552
*	CoreCivic Inc.	113,257	2,487
	HNI Corp.	48,805	2,271
	Pitney Bowes Inc.	180,990	1,864
*	Driven Brands Holdings Inc.	68,711	1,225
	Interface Inc.	60,438	1,214
	MillerKnoll Inc.	70,647	1,192
*	Healthcare Services Group Inc.	76,070	1,073
*	BrightView Holdings Inc.	65,060	1,014
	Steelcase Inc. Class A	87,984	907
*	CECO Environmental Corp.	30,767	827
	Vestis Corp.	122,853	757
*	Cimpress plc	16,861	746
	Deluxe Corp.	47,323	675
*	Enviri Corp.	79,546	648
*	Montrose Environmental Group Inc.	32,243	630
*	Liquidity Services Inc.	25,877	605
	Ennis Inc.	25,433	475
	ACCO Brands Corp.	94,692	340
	Civeo Corp.	12,003	262
			470,449
Construction & Engineering (3.3%)
	Quanta Services Inc.	154,248	52,839
	EMCOR Group Inc.	47,336	22,336
	Comfort Systems USA Inc.	36,771	17,585

		Shares	Market Value ($000)
	AECOM	138,129	15,173
*	MasTec Inc.	65,750	10,252
*	API Group Corp.	215,660	10,065
*	Fluor Corp.	174,893	7,272
*	Dycom Industries Inc.	30,169	6,936
	Valmont Industries Inc.	20,850	6,631
*	Sterling Infrastructure Inc.	31,664	5,953
	WillScot Holdings Corp.	191,094	5,150
*	Construction Partners Inc. Class A	49,122	5,143
	Arcosa Inc.	50,691	4,373
	Granite Construction Inc.	45,266	4,049
	Primoris Services Corp.	56,151	4,049
	Argan Inc.	14,148	2,975
*	Everus Construction Group Inc.	50,246	2,910
*	MYR Group Inc.	16,809	2,637
*	IES Holdings Inc.	9,391	2,438
*	Tutor Perini Corp.	46,414	1,712
*	Limbach Holdings Inc.	10,678	1,369
*	Great Lakes Dredge & Dock Corp.	68,025	761
*,1	Centuri Holdings Inc.	27,709	579
*	Ameresco Inc. Class A	34,008	469
*	Matrix Service Co.	27,403	335
	Concrete Pumping Holdings Inc.	24,816	174
			194,165
Electrical Equipment (9.4%)
	GE Vernova Inc.	284,475	134,551
	Eaton Corp. plc	407,727	130,554
	Emerson Electric Co.	586,875	70,061
	AMETEK Inc.	240,171	42,928
	Vertiv Holdings Co. Class A	376,466	40,632
	Rockwell Automation Inc.	117,684	37,135
	Hubbell Inc.	55,765	21,725
	nVent Electric plc	171,309	11,272
	Regal Rexnord Corp.	69,060	9,215
*	NEXTracker Inc. Class A	149,387	8,469
	Acuity Inc.	32,204	8,369
*	Generac Holdings Inc.	62,097	7,584
	Sensata Technologies Holding plc	155,668	4,057
*	Bloom Energy Corp. Class A	215,950	3,989
*,1	NuScale Power Corp.	124,600	3,986
	EnerSys	41,082	3,436
	Atkore Inc.	35,797	2,330
	Powell Industries Inc.	9,980	1,693
*	Sunrun Inc.	223,793	1,676
*,1	Enovix Corp.	169,475	1,291
*	American Superconductor Corp.	41,096	1,161
*	Vicor Corp.	26,135	1,141
*	Array Technologies Inc.	157,023	1,036
*	Eos Energy Enterprises Inc.	235,941	982
*	Thermon Group Holdings Inc.	35,033	909
*	NANO Nuclear Energy Inc.	30,157	909
*	Shoals Technologies Group Inc. Class A	172,013	812
*,1	Plug Power Inc.	900,664	795
	LSI Industries Inc.	27,750	451
	Allient Inc.	13,821	420
*	Fluence Energy Inc.	81,485	383
	Preformed Line Products Co.	2,577	368
*,1	ChargePoint Holdings Inc.	455,181	317
*	GrafTech International Ltd.	197,431	197
*	Hyliion Holdings Corp.	126,880	195
*,1	SES AI Corp.	209,677	191
*	T1 Energy Inc.	123,784	135
*,1	FuelCell Energy Inc.	20,199	103
*,1	Stem Inc.	149,626	73
*,1	Energy Vault Holdings Inc.	84,380	70
*	Net Power Inc.	19,411	41
			555,642
Energy Equipment & Services (0.0%)
*	NPK International Inc.	85,591	692

		Shares	Market Value ($000)
Ground Transportation (8.9%)
*	Uber Technologies Inc.	1,958,756	164,849
	Union Pacific Corp.	623,744	138,259
	CSX Corp.	1,971,975	62,295
	Norfolk Southern Corp.	235,395	58,171
	Old Dominion Freight Line Inc.	199,109	31,891
*	XPO Inc.	122,593	13,955
	JB Hunt Transport Services Inc.	83,298	11,566
	Knight-Swift Transportation Holdings Inc.	168,776	7,480
*	Saia Inc.	27,692	7,322
*	Lyft Inc. Class A	428,664	6,533
	Ryder System Inc.	43,458	6,394
	Landstar System Inc.	36,415	4,997
*	Avis Budget Group Inc.	18,284	2,227
*	RXO Inc.	110,950	1,723
	Werner Enterprises Inc.	64,074	1,663
	ArcBest Corp.	23,915	1,499
	Schneider National Inc. Class B	57,547	1,333
*	Hertz Global Holdings Inc.	126,428	828
	Marten Transport Ltd.	62,883	820
	FTAI Infrastructure Inc.	113,584	694
	Heartland Express Inc.	53,312	477
	Covenant Logistics Group Inc.	16,702	379
			525,355
Industrial Conglomerates (4.0%)
	Honeywell International Inc.	675,175	153,042
	3M Co.	561,272	83,265
			236,307
Machinery (18.3%)
	Caterpillar Inc.	497,379	173,103
	Deere & Co.	268,340	135,850
	Parker-Hannifin Corp.	134,003	89,072
	Illinois Tool Works Inc.	290,139	71,107
	PACCAR Inc.	546,304	51,271
	Cummins Inc.	143,348	46,084
	Otis Worldwide Corp.	411,765	39,262
	Westinghouse Air Brake Technologies Corp.	177,920	35,997
	Ingersoll Rand Inc. (XYNS)	419,380	34,238
	Xylem Inc.	253,264	31,921
	Dover Corp.	142,622	25,351
	Fortive Corp.	354,148	24,858
	Snap-on Inc.	54,532	17,491
	Pentair plc	171,683	17,028
	Graco Inc.	174,999	14,815
	IDEX Corp.	78,627	14,224
	ITT Inc.	84,253	12,683
	Nordson Corp.	56,273	11,929
	CNH Industrial NV	909,364	11,376
*	RBC Bearings Inc.	31,060	11,364
	Lincoln Electric Holdings Inc.	58,311	11,288
	Stanley Black & Decker Inc.	160,911	10,528
	Allison Transmission Holdings Inc.	89,007	9,214
	Mueller Industries Inc.	111,999	8,721
	Crane Co.	50,849	8,716
	Donaldson Co. Inc.	124,211	8,639
*	Middleby Corp.	55,840	8,160
	Toro Co.	103,901	7,874
*	SPX Technologies Inc.	48,685	7,404
	Esab Corp.	59,939	7,372
*	Chart Industries Inc.	46,762	7,335
	Watts Water Technologies Inc. Class A	28,565	6,916
	Flowserve Corp.	137,122	6,844
	Oshkosh Corp.	67,257	6,671
	AGCO Corp.	65,955	6,462
	JBT Marel Corp.	54,088	6,210
	Federal Signal Corp.	63,453	5,969
*	Gates Industrial Corp. plc	266,044	5,627
	ESCO Technologies Inc.	26,826	4,862
	Timken Co.	69,512	4,761

		Shares	Market Value ($000)
	Enpro Inc.	21,966	4,067
	Mueller Water Products Inc. Class A	162,861	3,995
	Kadant Inc.	12,283	3,856
	Franklin Electric Co. Inc.	40,572	3,505
	Terex Corp.	68,855	3,099
	Atmus Filtration Technologies Inc.	85,772	3,090
	Enerpac Tool Group Corp.	56,044	2,403
	Trinity Industries Inc.	84,582	2,177
	Alamo Group Inc.	10,636	2,106
	Albany International Corp. Class A	31,857	2,105
	Worthington Enterprises Inc.	33,969	2,001
	REV Group Inc.	51,043	1,914
	Standex International Corp.	12,390	1,870
	Kennametal Inc.	76,536	1,648
	Lindsay Corp.	11,289	1,574
*	Hillman Solutions Corp.	203,928	1,476
	Greenbrier Cos. Inc.	32,642	1,471
*,1	Symbotic Inc.	50,452	1,446
	Hillenbrand Inc.	73,439	1,435
	Tennant Co.	18,703	1,392
*	Blue Bird Corp.	33,456	1,295
	Helios Technologies Inc.	34,870	1,057
*	Proto Labs Inc.	24,759	916
	Astec Industries Inc.	21,408	841
	Gorman-Rupp Co.	20,489	748
*	Energy Recovery Inc.	57,325	723
	Douglas Dynamics Inc.	24,344	669
*,1	Microvast Holdings Inc.	183,395	658
	Miller Industries Inc.	11,861	538
	Columbus McKinnon Corp.	29,826	434
*	Manitowoc Co. Inc.	37,562	395
*	Titan International Inc.	53,829	390
	Wabash National Corp.	42,800	371
	Shyft Group Inc.	33,858	355
	Hyster-Yale Inc.	8,742	351
	Luxfer Holdings plc	27,571	315
*	3D Systems Corp.	137,976	214
	Park-Ohio Holdings Corp.	8,893	163
			1,075,660
Marine Transportation (0.2%)
*	Kirby Corp.	59,207	6,551
	Matson Inc.	34,174	3,857
	Genco Shipping & Trading Ltd.	42,545	563
			10,971
Passenger Airlines (1.8%)
	Delta Air Lines Inc.	679,497	32,881
*	United Airlines Holdings Inc.	339,883	27,002
	Southwest Airlines Co.	537,516	17,942
*	American Airlines Group Inc.	683,544	7,799
*	Alaska Air Group Inc.	127,756	6,507
*	SkyWest Inc.	42,264	4,288
*	Joby Aviation Inc.	450,986	3,527
*	JetBlue Airways Corp.	313,495	1,583
*	Allegiant Travel Co.	15,296	850
*	Sun Country Airlines Holdings Inc.	55,988	648
*	Frontier Group Holdings Inc.	59,235	238
			103,265
Professional Services (9.1%)
	Automatic Data Processing Inc.	423,393	137,827
	Paychex Inc.	337,337	53,269
	Verisk Analytics Inc.	145,625	45,747
	Equifax Inc.	129,873	34,311
	Broadridge Financial Solutions Inc.	121,762	29,567
	Leidos Holdings Inc.	126,754	18,826
	SS&C Technologies Holdings Inc.	230,748	18,647
	TransUnion	203,159	17,397
	Jacobs Solutions Inc.	127,489	16,102
	Paycom Software Inc.	54,183	14,038
	Booz Allen Hamilton Holding Corp.	131,804	14,004

		Shares	Market Value ($000)
*	CACI International Inc. Class A	23,360	9,998
*	Dayforce Inc.	164,675	9,729
*	Paylocity Holding Corp.	46,525	8,882
*	ExlService Holdings Inc.	168,870	7,766
	Genpact Ltd.	172,855	7,441
	KBR Inc.	134,975	7,044
*	FTI Consulting Inc.	37,322	6,127
	Science Applications International Corp.	49,683	5,740
	Robert Half Inc.	106,113	4,859
	UL Solutions Inc. Class A	64,538	4,614
	Maximus Inc.	58,910	4,272
	Exponent Inc.	52,940	4,041
*	Verra Mobility Corp.	165,902	3,924
*	CBIZ Inc.	53,441	3,861
	Korn Ferry	53,865	3,663
*	Amentum Holdings Inc.	164,590	3,400
*	Parsons Corp.	50,023	3,244
	Dun & Bradstreet Holdings Inc.	317,287	2,859
	TriNet Group Inc.	32,724	2,723
*	Huron Consulting Group Inc.	18,653	2,664
*	WNS Holdings Ltd.	43,309	2,512
	Alight Inc. Class A	444,995	2,430
	Insperity Inc.	36,854	2,385
	Concentrix Corp.	39,886	2,232
*	Upwork Inc.	133,938	2,075
	ManpowerGroup Inc.	48,727	2,044
	CSG Systems International Inc.	30,099	1,988
	ICF International Inc.	19,202	1,650
*	First Advantage Corp.	81,656	1,398
*	Clarivate plc	322,641	1,362
*	NV5 Global Inc.	60,598	1,339
	CRA International Inc.	7,042	1,338
*	Innodata Inc.	32,710	1,291
	Barrett Business Services Inc.	27,062	1,118
*	Legalzoom.com Inc.	110,828	1,012
	Heidrick & Struggles International Inc.	21,220	926
*	Planet Labs PBC	220,488	847
	Kforce Inc.	19,860	810
*	Willdan Group Inc.	14,262	771
	Kelly Services Inc. Class A	33,278	390
*	Conduent Inc.	151,799	340
*	TaskUS Inc. Class A	18,517	307
*	Franklin Covey Co.	11,469	268
*	TrueBlue Inc.	32,344	194
	Resources Connection Inc.	35,540	185
*	Forrester Research Inc.	13,126	140
*	TTEC Holdings Inc.	24,374	120
			538,058
Trading Companies & Distributors (5.1%)
	WW Grainger Inc.	47,618	51,787
	Fastenal Co.	1,193,490	49,339
	United Rentals Inc.	67,985	48,159
	Ferguson Enterprises Inc.	206,766	37,702
	Watsco Inc.	36,242	16,076
	FTAI Aviation Ltd.	106,668	12,496
*	Core & Main Inc. Class A	197,727	10,837
	Applied Industrial Technologies Inc.	39,961	9,052
	QXO Inc.	505,106	8,587
	WESCO International Inc.	50,767	8,523
	Air Lease Corp.	110,529	6,368
	GATX Corp.	35,329	5,626
*	SiteOne Landscape Supply Inc.	46,789	5,465
	MSC Industrial Direct Co. Inc. Class A	46,231	3,754
	Herc Holdings Inc.	28,193	3,496
	Boise Cascade Co.	39,567	3,438
	H&E Equipment Services Inc.	34,378	3,254
	Rush Enterprises Inc. Class A	64,885	3,222
*	GMS Inc.	39,928	3,024
	McGrath RentCorp.	25,640	2,881

		Shares	Market Value ($000)
*	DNOW Inc.	113,222	1,633
*	Xometry Inc. Class A	45,799	1,518
*	DXP Enterprises Inc.	13,895	1,149
*	MRC Global Inc.	90,193	1,119
*	Transcat Inc.	9,732	850
*	BlueLinx Holdings Inc.	8,660	580
	Global Industrial Co.	19,725	514
*	Titan Machinery Inc.	22,268	416
	Willis Lease Finance Corp.	2,717	365
*	Custom Truck One Source Inc.	73,123	314
*	Hudson Technologies Inc.	41,713	298
	Karat Packaging Inc.	7,317	230
	Alta Equipment Group Inc.	23,169	110
			302,182
Total Common Stocks (Cost $4,655,192)			5,855,236
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 4.342% (Cost $22,113)	221,164	22,114
Total Investments (99.9%) (Cost $4,677,305)			5,877,350
Other Assets and Liabilities—Net (0.1%)			4,380
Net Assets (100.0%)			5,881,730
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,290.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,039 was received for securities on loan, of which $6,986 is held in Vanguard Market Liquidity Fund and $53 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Boeing Co.	8/29/25	BANA	25,915	(4.337)	—	(83)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At May 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $3,176 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,855,236	—	—	5,855,236
Temporary Cash Investments	22,114	—	—	22,114
Total	5,877,350	—	—	5,877,350
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(83)	—	(83)